Eaton Vance
California Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.3%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 0.3%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$2,080	$ 2,207,629
Total Corporate Bonds (identified cost $2,907,723)		$ 2,207,629

Tax-Exempt Mortgage-Backed Securities — 0.7%
Security	Principal Amount (000's omitted)	Value
Housing — 0.7%
California Housing Finance Agency, Municipal Certificates, Series 2021-1, Class A, 3.50%, 11/20/35	$6,062	$ 5,798,692
Total Tax-Exempt Mortgage-Backed Securities (identified cost $5,960,854)		$ 5,798,692

Tax-Exempt Municipal Obligations — 87.9%
Security	Principal Amount (000's omitted)	Value
Education — 7.2%
California Enterprise Development Authority, (Curtis School Foundation):
4.00%, 6/1/49	$1,000	$ 972,640
4.00%, 6/1/53	2,000	1,934,400
5.00%, 6/1/33	500	571,545
5.00%, 6/1/37	500	561,945
5.00%, 6/1/39	500	552,835
5.00%, 6/1/41	500	546,015
California Infrastructure and Economic Development Bank, (The Colburn School), Social Bonds, 4.78%, (SIFMA + 0.90%), 6/1/27 (Put Date), 8/1/72(2)	5,000	5,003,100
California School Finance Authority, (Green Dot Public Schools):
5.00%, 8/1/28(1)	570	588,097
5.00%, 8/1/38(1)	2,500	2,564,700
University of California:
4.00%, 5/15/40	3,000	3,003,390
5.00%, 5/15/37	7,500	8,760,975
5.00%, 5/15/39	5,000	5,784,150
5.00%, 5/15/41	3,000	3,426,720
5.00%, 5/15/42	7,660	8,712,331
5.00%, 5/15/43	4,750	5,376,572
Security	Principal Amount (000's omitted)	Value
Education (continued)
University of California Medical Center, 5.00%, 5/15/47	$11,240	$ 12,233,504
		$ 60,592,919
Electric Utilities — 4.6%
Los Angeles Department of Water and Power, CA, Power System Revenue:
5.00%, 7/1/39	$3,000	$ 3,468,690
5.00%, 7/1/42	6,525	6,769,492
5.00%, 7/1/49	9,185	9,660,875
5.00%, 7/1/52	3,340	3,628,576
Sacramento Municipal Utility District, CA, 5.00%, 11/15/36	3,595	4,223,729
Southern California Public Power Authority, CA, (Southern Transmission System), 5.25%, 7/1/53	9,055	10,086,455
Vernon, CA, Electric System Revenue, 5.00%, 8/1/35	1,420	1,550,086
		$ 39,387,903
General Obligations — 27.5%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,780	$ 5,806,357
Beverly Hills Unified School District, CA, (Election of 2008):
0.00%, 8/1/30	7,750	6,346,010
0.00%, 8/1/32	6,465	4,929,045
Beverly Hills Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	11,215	10,195,781
California:
4.00%, 3/1/37	11,500	11,859,490
4.55%, 12/1/37	1,000	1,069,730
5.00%, 11/1/42	10,000	11,172,600
Chico Unified School District, CA, 4.00%, 8/1/37	2,200	2,203,630
Clovis Unified School District, CA, (Election of 2020), 5.25%, 8/1/39	1,860	2,083,405
Fairfield-Suisun Unified School District, CA, 0.00%, 2/1/29	1,575	1,324,591
Folsom Cordova Unified School District School Facilities Improvement District No. 5, CA, (Election of 2014), 4.00%, 10/1/40	4,355	4,356,829
Gilroy Unified School District, CA, (Election of 2016), 4.00%, 8/1/41	2,000	2,001,820
Hacienda La Puente Unified School District, CA, (Election of 2016):
4.00%, 8/1/41	1,800	1,826,100
4.00%, 8/1/42	2,000	2,021,000
4.00%, 8/1/43	1,695	1,705,712
Jefferson Union High School District, CA, (Election of 2020), 4.125%, 8/1/46	2,000	2,029,640

Eaton Vance
California Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Kern Community College District, CA, (Election of 2016):
5.25%, 8/1/37	$1,500	$ 1,757,010
5.25%, 8/1/41	1,000	1,149,160
Kern High School District, CA:
5.00%, 8/1/28	1,400	1,513,778
5.00%, 8/1/29	1,500	1,654,110
5.00%, 8/1/30	1,150	1,291,174
5.00%, 8/1/32	250	289,848
5.00%, 8/1/33	280	329,423
5.00%, 8/1/34	310	364,765
5.00%, 8/1/36	360	421,488
La Canada Unified School District, CA, (Election of 2017):
5.25%, 8/1/41	1,190	1,370,856
5.50%, 8/1/43	1,780	2,078,399
5.75%, 8/1/50	4,000	4,679,320
Lincoln Unified School District, CA:
5.00%, 8/1/34	150	178,593
5.00%, 8/1/35	280	330,840
5.00%, 8/1/36	385	454,797
5.00%, 8/1/37	350	411,495
5.00%, 8/1/38	250	293,670
Long Beach Unified School District, CA, (Election of 2016), 4.00%, 8/1/39	2,095	2,102,584
Los Angeles Community College District, CA:
5.00%, 8/1/37	3,000	3,532,830
5.00%, 8/1/39	1,835	2,140,124
5.00%, 8/1/40	1,425	1,651,091
Los Angeles Unified School District, CA, Sustainability Bonds, 5.00%, 7/1/39	4,000	4,610,680
Menlo Park City School District, CA:
4.00%, 7/1/38	425	465,868
4.00%, 7/1/41	1,500	1,590,105
4.00%, 7/1/42	2,060	2,161,537
4.00%, 7/1/43	200	208,466
Milpitas Unified School District, CA, (Election of 2018):
4.00%, 8/1/39	3,780	4,028,686
4.00%, 8/1/40	4,075	4,217,136
4.00%, 8/1/42	2,360	2,421,832
Monterey Peninsula Unified School District, CA, (Election of 2018), 4.00%, 8/1/43	3,550	3,588,340
Morgan Hill Unified School District, CA, (Election of 2012):
5.25%, 8/1/40	3,860	4,438,498
5.25%, 8/1/41	2,440	2,792,702
5.25%, 8/1/42	2,000	2,285,360
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/38	$1,000	$ 1,049,650
4.00%, 9/1/39	2,200	2,307,492
4.00%, 9/1/40	1,300	1,355,562
4.00%, 9/1/41	1,100	1,144,022
4.00%, 9/1/42	1,250	1,287,688
Oceanside Unified School District, CA, (Election of 2020), 4.125%, 8/1/48	2,625	2,629,305
Pajaro Valley Unified School District, CA, 4.00%, 8/1/45	10,000	9,946,800
Palm Springs Unified School District, CA, (Election of 2016):
5.00%, 8/1/40	1,000	1,162,410
5.00%, 8/1/41	900	1,036,179
5.00%, 8/1/43	1,650	1,873,080
5.00%, 8/1/44	1,000	1,129,210
Palo Alto Unified School District, CA, (Election of 2008), 0.00%, 8/1/33	15,995	11,876,447
Palo Alto Unified School District, CA, (Election of 2018), 3.25%, 8/1/42	6,960	6,284,114
Puerto Rico:
0.00%, 7/1/33	566	378,614
5.625%, 7/1/29	3,045	3,270,086
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	5,835	5,872,928
San Bruno Park School District, CA, (Election of 2018), 5.00%, 8/1/53	3,175	3,419,920
San Diego Unified School District, CA, (Election of 2012), 5.00%, 7/1/38	3,915	4,610,930
San Jose-Evergreen Community College District, CA, (Election of 2016):
4.00%, 9/1/41	1,600	1,643,840
4.00%, 9/1/42	2,000	2,051,240
San Mateo Foster City School District, CA, (Election of 2015):
4.00%, 8/1/42(3)	1,000	1,018,160
4.00%, 8/1/43(3)	1,000	1,010,690
4.00%, 8/1/44(3)	500	504,315
5.00%, 8/1/36(3)	750	890,490
5.00%, 8/1/37(3)	500	588,475
5.00%, 8/1/38(3)	500	586,540
5.00%, 8/1/39(3)	500	586,135
San Rafael City Elementary School District, CA, (Election of 2022), 4.00%, 8/1/42	1,240	1,256,876
Santa Clarita Community College District, CA, 5.25%, 8/1/45	2,420	2,717,950
Santa Monica-Malibu Unified School District, CA, (Election of 2018), 5.00%, 8/1/40	7,420	8,322,124

Eaton Vance
California Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Torrance Unified School District, CA, (Election of 2008), 4.00%, 8/1/39	$10,000	$ 10,036,200
Washington Unified School District, CA, (Election of 2020):
4.00%, 8/1/41	1,965	2,021,474
4.00%, 8/1/43	2,400	2,446,224
4.00%, 8/1/44	2,640	2,675,455
4.25%, 8/1/50	2,170	2,188,358
		$232,915,288
Hospital — 4.9%
California Health Facilities Financing Authority, 5.00% to 10/1/25 (Put Date), 10/1/39	$1,485	$ 1,493,182
California Health Facilities Financing Authority, (Adventist Health System), 5.25%, 12/1/43	1,825	2,011,077
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 5.00%, 8/15/51	4,620	4,976,156
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 4.00%, 8/15/36	8,920	8,974,680
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	735	735,228
5.00%, 11/15/35	1,050	1,050,378
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 5.00%, 8/15/43	5,000	5,015,300
California Health Facilities Financing Authority, (Providence Health & Services), 5.00%, 10/1/44	3,010	3,010,542
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46	3,000	3,066,720
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.00%, 7/1/43	1,320	1,411,489
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/24	800	801,440
5.00%, 11/1/26	500	501,280
Series 2017A, 5.00%, 11/1/25	800	804,048
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/33	425	432,913
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/38	2,000	2,119,340
University of California Medical Center, 5.00%, 5/15/41	5,000	5,135,900
		$ 41,539,673
Housing — 2.0%
California Housing Finance Agency, Sustainability Bonds, 3.60% to 8/1/26 (Put Date), 8/1/63	$1,500	$ 1,490,625
Security	Principal Amount (000's omitted)	Value
Housing (continued)
California Housing Finance Agency, (Shoreview Apartments), (FHLMC), 4.10%, 7/1/40	$5,000	$ 4,993,150
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	2,385	2,412,070
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	5,000	3,555,200
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	2,525	1,837,594
Independent Cities Finance Authority, CA, (Castle Mobile Estates), 3.00%, 5/15/36	1,205	1,090,597
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 3.00%, 9/15/36	1,725	1,524,624
		$ 16,903,860
Industrial Development Revenue — 2.7%
California Municipal Finance Authority, (Republic Services, Inc.):
(AMT), 4.00%, 7/1/51	$5,000	$ 4,999,850
(AMT), 4.375% to 9/1/33 (Put Date), 9/1/53	2,000	2,106,340
California Municipal Finance Authority, (Waste Management, Inc.):
(AMT), 4.125% to 10/1/25 (Put Date), 10/1/41	4,500	4,511,115
(AMT), 4.25% to 12/2/24 (Put Date), 12/1/44	11,000	11,005,170
		$ 22,622,475
Insured - Electric Utilities — 0.3%
Puerto Rico Electric Power Authority:
(NPFG), 5.00%, 7/1/24	$300	$ 300,000
(NPFG), 5.00%, 7/1/24	130	130,000
(NPFG), 5.25%, 7/1/32	2,100	2,080,554
		$ 2,510,554
Insured - General Obligations — 3.7%
El Rancho Unified School District, CA, (Election of 2016), (BAM), 5.75%, 8/1/48	$1,500	$ 1,750,395
Folsom Cordova Unified School District, CA, (AGM), 4.00%, 10/1/39	3,900	3,917,472
Holtville Unified School District, CA, (Election of 2018), (AGM), 6.00%, 8/1/52	1,000	1,149,570
Lemoore Union Elementary School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/53	1,000	1,098,870
Long Beach Unified School District, CA, (Election of 1999), (AGC), 0.00%, 8/1/27	3,265	2,941,177
McFarland Unified School District, CA, (Election of 2020), (BAM), 5.25%, 11/1/49	2,500	2,664,375

Eaton Vance
California Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Mountain View School District School Facilities Improvement District No. 2, CA:
(BAM), 5.00%, 8/1/41(3)	$1,010	$ 1,153,339
(BAM), 5.00%, 8/1/42(3)	1,075	1,218,298
Palo Verde Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/50	1,200	1,315,608
Riverbank Unified School District, CA, (Election of 2018), (AGM), 5.50%, 8/1/52	1,000	1,112,040
Sacramento City Unified School District, CA, (Election of 2020), (AGM), 4.00%, 8/1/54	5,000	4,841,350
Simi Valley Unified School District, CA, (Election of 2004), (AGM), 0.00%, 8/1/28	5,000	4,351,000
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/49	2,350	2,673,195
Washington Township Health Care District, CA, (Election of 2020), (AGM), 4.125%, 8/1/42	1,000	1,015,660
		$ 31,202,349
Insured - Hospital — 0.6%
California Health Facilities Financing Authority, (Adventist Health System), (AGM), 4.00%, 3/1/39	$5,530	$ 5,542,277
		$ 5,542,277
Insured - Special Tax Revenue — 0.6%
Lompoc Redevelopment Agency Successor Agency, CA, (BAM), 5.00%, 9/1/38(3)	$500	$ 568,465
RNR School Financing Authority Community Facilities District No. 92-1, CA:
(BAM), 4.00%, 9/1/40	1,000	1,019,320
(BAM), 4.00%, 9/1/42	1,000	1,004,530
San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure Project), (AGM), 5.00%, 8/1/48	2,000	2,169,960
		$ 4,762,275
Insured - Transportation — 0.1%
Long Beach, CA, (Long Beach Airport), (AGM), (AMT), 5.25%, 6/1/47	$1,000	$ 1,070,650
		$ 1,070,650
Insured - Water and Sewer — 0.4%
Mountain House Financing Authority, CA, Utility Systems Revenue, Green Bonds, (BAM), 4.125%, 12/1/48	$3,545	$ 3,500,794
		$ 3,500,794
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.8%
California State Public Works Board:
4.50%, 9/1/35	$9,800	$ 9,805,684
5.00%, 4/1/36	1,275	1,487,071
5.00%, 4/1/41	380	432,121
5.00%, 4/1/43	3,000	3,383,580
		$ 15,108,456
Other Revenue — 3.3%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$8,030	$ 8,468,599
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	10,020	10,710,979
Green Bonds, 5.50% to 11/1/30 (Put Date), 10/1/54	4,380	4,791,895
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 4.00%, 11/1/45	3,615	3,555,822
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	440	443,648
		$ 27,970,943
Senior Living/Life Care — 0.9%
California Health Facilities Financing Authority, (Episcopal Communities and Services):
3.85%, 11/15/27	$1,500	$ 1,500,285
5.25%, 11/15/48	1,645	1,760,660
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/38	3,790	3,798,527
California Public Finance Authority, (Enso Village), Green Bonds, 5.00%, 11/15/46(1)	1,000	937,250
		$ 7,996,722
Special Tax Revenue — 0.8%
Irvine Community Facilities District No. 2013-3, CA, (Great Park):
5.00%, 9/1/30	$580	$ 581,340
5.00%, 9/1/31	465	466,074
5.00%, 9/1/33	545	546,259
5.00%, 9/1/35	1,150	1,199,737
5.00%, 9/1/38	1,000	1,040,850
Series 2014, 5.00%, 9/1/32	450	451,040
Series 2014, 5.00%, 9/1/34	360	360,832
Series 2018, 5.00%, 9/1/32	625	652,313
Series 2018, 5.00%, 9/1/34	765	798,239
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch):
3.00%, 9/1/24	150	149,400
4.00%, 9/1/29	185	183,594

Eaton Vance
California Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
San Luis Obispo Community Facilities District No. 2019-1, CA, (San Luis Ranch): (continued)
4.00%, 9/1/33	$125	$ 123,141
		$ 6,552,819
Transportation — 17.3%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
4.18%, (SIFMA + 0.30%), 4/1/56(2)	$5,000	$ 4,923,950
4.33%, (SIFMA + 0.45%), 4/1/56(2)	800	796,064
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, CA, (AMT), 5.25%, 7/1/49	2,500	2,702,300
California Municipal Finance Authority, (LINXS Automated People Mover):
(AMT), 5.00%, 12/31/37	2,570	2,642,551
(AMT), 5.00%, 12/31/43	4,220	4,286,465
(AMT), 5.00%, 12/31/47	2,200	2,220,482
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/38	3,215	3,316,819
(AMT), 5.00%, 5/15/41	10,635	10,702,958
(AMT), 5.00%, 5/15/44	3,700	3,833,940
(AMT), 5.00%, 5/15/45	4,670	4,691,622
(AMT), 5.00%, 5/15/48	2,520	2,599,052
(AMT), 5.00%, 5/15/49	8,900	9,060,823
(AMT), 5.25%, 5/15/48	9,395	9,700,056
(AMT), 5.50%, 5/15/47	10,000	10,888,000
Los Angeles Harbor Department, CA, (AMT), 5.00%, 8/1/44	17,905	17,914,311
San Diego County Regional Airport Authority, CA, (San Diego International Airport):
5.00%, 7/1/47	5,770	5,957,698
(AMT), 5.00%, 7/1/39	3,000	3,277,080
(AMT), 5.00%, 7/1/42	6,850	7,377,792
(AMT), 5.00%, 7/1/43	7,240	7,763,307
San Francisco City and County Airport Commission, CA, (San Francisco International Airport):
(AMT), 5.00%, 5/1/40	3,785	3,792,759
(AMT), 5.00%, 5/1/41	4,450	4,510,387
(AMT), 5.00%, 5/1/43	5,015	5,135,009
(AMT), 5.00%, 5/1/46	2,985	3,012,581
(AMT), 5.00%, 5/1/49	5,000	5,105,400
(AMT), 5.75%, 5/1/48	9,500	10,614,825
		$146,826,231
Water and Sewer — 9.2%
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/42	$4,000	$ 4,573,480
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Los Angeles Department of Water and Power, CA, Water System Revenue:
5.00%, 7/1/40	$11,355	$ 12,707,608
5.00%, 7/1/41	12,325	13,478,373
5.00%, 7/1/47	5,920	6,346,654
Los Angeles, CA, Wastewater System Revenue, Sustainability Bonds, 5.00%, 6/1/48	7,875	8,225,359
Metropolitan Water District of Southern California:
5.00%, 4/1/38	400	469,936
5.00%, 4/1/39	325	379,291
5.00%, 4/1/40	745	863,917
5.00%, 4/1/41	1,000	1,154,260
Northern California Sanitation Agencies Financing Authority, CA, 5.00%, 12/1/38	4,000	4,690,480
Rancho California Water District Financing Authority, 4.00%, 8/1/37	2,750	2,885,823
San Francisco, CA, Public Utilities Commission Water Revenue, 4.00%, 11/1/39	15,885	15,893,419
San Mateo-Foster City Public Financing Authority, CA, (Clean Water Program), 5.00%, 8/1/49	5,555	5,900,410
		$ 77,569,010
Total Tax-Exempt Municipal Obligations (identified cost $727,928,394)		$744,575,198

Taxable Municipal Obligations — 11.0%
Security	Principal Amount (000's omitted)	Value
Education — 1.3%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$2,710	$ 2,365,152
California School Finance Authority, (Granada Hills Charter Obligated Group), 2.00%, 7/1/24(1)	205	205,000
University of California:
3.063%, 7/1/25	3,825	3,745,708
5.35%, 7/1/41(4)	5,000	5,000,000
		$ 11,315,860
General Obligations — 2.4%
California:
2.40%, 10/1/25	$4,640	$ 4,482,333
7.50%, 4/1/34(5)	8,000	9,244,880
Huntington Beach Union High School District, CA, 1.884%, 8/1/29	1,775	1,553,533

Eaton Vance
California Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Los Angeles, CA, 3.00%, 9/1/26	$2,820	$ 2,709,146
Palmdale School District, CA, 1.67%, 8/1/29	500	431,790
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	788	483,582
San Mateo Union High School District, CA, 2.111%, 9/1/34	1,220	943,048
Tustin Unified School District, CA, 2.649%, 8/1/42	1,125	805,916
		$ 20,654,228
Hospital — 1.0%
California Infrastructure and Economic Development Bank, (Adventist Health Energy), 5.929%, 7/1/34	$2,150	$ 2,131,811
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	6,000	5,969,880
		$ 8,101,691
Housing — 0.3%
Independent Cities Finance Authority, CA, (Sahara Mobile Home Park):
3.20%, 6/15/41	$775	$ 527,124
3.20%, 6/15/56	3,685	2,090,611
		$ 2,617,735
Insured - General Obligations — 0.0%(6)
Mojave Unified School District, CA, (BAM), 2.731%, 8/1/37	$500	$ 389,075
		$ 389,075
Insured - Lease Revenue/Certificates of Participation — 0.9%
Anaheim, CA, Public Financing Authority, (Public Improvements), (AGM), 1.643%, 7/1/25	$7,850	$ 7,550,680
		$ 7,550,680
Insured - Special Tax Revenue — 0.3%
Rio Elementary School District Community Facilities District No. 1, CA:
(BAM), 1.826%, 9/1/28	$1,000	$ 877,670
(BAM), 2.307%, 9/1/31	1,500	1,241,190
		$ 2,118,860
Insured - Transportation — 0.9%
Alameda Corridor Transportation Authority, CA:
(AGM), (AMBAC), 0.00%, 10/1/26	$6,700	$ 5,955,027
(AMBAC), 0.00%, 10/1/27	740	623,479
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
Alameda Corridor Transportation Authority, CA: (continued)
(AMBAC), 0.00%, 10/1/28	$1,010	$ 808,687
		$ 7,387,193
Lease Revenue/Certificates of Participation — 0.8%
California State Public Works Board:
4.859%, 4/1/28	$3,000	$ 2,985,390
4.879%, 4/1/29	1,500	1,494,315
4.917%, 4/1/27	2,000	1,989,200
		$ 6,468,905
Special Tax Revenue — 1.6%
Los Angeles County Metropolitan Transportation Authority, CA, Sales Tax Revenue:
4.654%, 7/1/28	$1,640	$ 1,638,786
4.726%, 7/1/27	2,000	1,996,880
4.792%, 7/1/26	1,250	1,246,675
Riverside Unified School District Financing Authority, CA, 1.463%, 9/1/25	800	764,256
San Jose Redevelopment Agency Successor Agency, CA, 3.375%, 8/1/34	5,000	4,471,250
Successor Agency to San Diego Redevelopment Agency, CA:
3.50%, 9/1/24	250	249,097
3.625%, 9/1/25	250	244,853
3.75%, 9/1/26	250	242,733
Successor Agency to San Jose Redevelopment Agency, CA, 3.125%, 8/1/28	3,110	2,910,742
		$ 13,765,272
Water and Sewer — 1.5%
Los Angeles, CA, Wastewater System Revenue, Green Bonds, 3.044%, 6/1/25	$2,000	$ 1,959,740
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 5.33%, 7/1/37(4)	11,050	11,050,000
		$ 13,009,740
Total Taxable Municipal Obligations (identified cost $96,734,705)		$ 93,379,239

Eaton Vance
California Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

Trust Units — 0.1%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.1%
HTA TRRB 2005L-745190UR7 Assured Custodial Trust, 5.25%, 7/1/41	$945	$ 924,546
Total Trust Units (identified cost $938,606)		$ 924,546
Total Investments — 100.0% (identified cost $834,470,282)		$846,885,304
Other Assets, Less Liabilities — (0.0)%(6)		$ (286,069)
Net Assets — 100.0%		$846,599,235
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2024, the aggregate value of these securities is $14,704,270 or 1.7% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at June 30, 2024.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2024.
(5)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
(6)	Amount is less than 0.05% or (0.05)%, as applicable.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2024, 7.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 5.2% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at June 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
California Municipal Opportunities Fund
June 30, 2024
Portfolio of Investments (Unaudited) — continued

At June 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 2,207,629	$ —	$ 2,207,629
Tax-Exempt Mortgage-Backed Securities	—	5,798,692	—	5,798,692
Tax-Exempt Municipal Obligations	—	744,575,198	—	744,575,198
Taxable Municipal Obligations	—	93,379,239	—	93,379,239
Trust Units	—	924,546	—	924,546
Total Investments	$ —	$846,885,304	$ —	$846,885,304
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.